                                                                        1933 Act
                                                                     Rule 485(b)

                                                                       VIA EDGAR

May 1, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  Phoenix Life Variable Accumulation Account
     Phoenix Life Insurance Company
     Post-Effective Amendment No. 17 to Form N-4
     Registration Nos. 333-68872 and 811-03488

To the Commission Staff:

Transmitted herewith is Post-Effective Amendment No.17 to the above-captioned registration statement, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act").

The undersigned represents that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act.

With respect to the above captioned filing, the Registrant acknowledges that:
(1) it is responsible for the adequacy and accuracy of the disclosure in the filings; (2) staff comments from the Commission and changes to disclosure in response to Commission staff comments in the filings reviewed by the Commission staff do not foreclose the Commission from taking any action with respect to the filing; and (3) the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions concerning this amendment to the undersigned at
(860) 403-5514.

Very truly yours,


/s/ Michele Drummey
------------------------------
Michele Drummey
Counsel
Phoenix Life Insurance Company